Note 21 - Parent Company - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NET INCOME	$ 1,245	$ 1,343	$ 1,926	$ 1,487	$ 1,750	$ 1,982	$ 1,505	$ 1,628	$ 6,416	$ 6,865	$ 7,180
Other									678	121	(831)
Net cash provided by operating activities									7,801	7,182	7,459
Net (decrease) increase in short-term borrowings									32,534	21,017	3,999
Purchase of treasury stock										(6,784)
Common stock issued									11,210
Cash dividends									2,318	2,153
Net cash provided by (used for) financing activities									46,924	50,374	18,709
Increase (decrease) in cash and cash equivalents									8,745	(1,889)	(554)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				23,750				25,639	23,750	25,639	26,193
CASH AND CASH EQUIVALENTS AT END OF YEAR	32,495				23,750				32,495	23,750	25,639
Parent Company [Member]
NET INCOME									6,416	6,865	7,180
Equity method investments, income (loss)									(4,653)	(3,587)	(4,772)
Stock-based compensation expense									29	18	10
Other									(484)	(503)	(409)
Net cash provided by operating activities									1,308	2,793	2,009
Net (decrease) increase in short-term borrowings									(9,499)	6,363	(759)
Purchase of treasury stock										(6,784)
Common stock issued									11,210
Stock options exercised									(6)	(7)	(50)
Proceeds from dividend reinvestment plan									519	651	590
Cash dividends									(2,318)	(2,153)	(2,121)
Net cash provided by (used for) financing activities									(94)	(1,930)	(2,340)
Increase (decrease) in cash and cash equivalents									1,214	863	(331)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 1,329				$ 466	1,329	466	797
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 2,543				$ 1,329				2,543	1,329	466
Parent Company [Member] | Middlefield Banking Company [Member]
Equity method investments, income (loss)									(4,710)	(3,703)	(4,798)
Parent Company [Member] | EMORECO [Member]
Equity method investments, income (loss)									$ 57	$ 116	$ 26